SUNSTONE FINANCIAL GROUP, INC.
                            207 East Buffalo Street
                          Milwaukee, Wisconsin 53202
                                  414-271-5885

December 12, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:  First Omaha Funds, Inc.
     File Nos: 33-85982 and 811-8846
     Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of the First Omaha Funds, the undersigned does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

  (1) that the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 6 to Form N-1A Registration Statement filed by the Fund on December 11, 1996, which is the most recent amendment to such registration statement; and

  (2) that the text of Post-Effective Amendment No. 6 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on December 11, 1996.

Very truly yours,

/s/ Richard P. Snyder
Richard P. Snyder
Client Services and Accounting Manager

RPS/sl

c:  Don Burt